SIGNIFICANT ACCOUNTING POLICIES - Right of use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2024
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average useful life of leased assets	1 year
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average useful life of leased assets	6 years